Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Jan. 04, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Held-to-maturity securities, fair value	$ 324,425			$ 312,802			$ 265,189
Loans, allowance for loan losses	$ 6,030	$ 5,980		5,506	$ 5,643	$ 6,565	5,963	$ 5,614	$ 4,471
Preferred Stock, Series C [Member]
Preferred stock, Series C, liquidation preference			$ 16,372	$ 16,372			$ 16,372